Digital Assets - Schedule of Future Purchase (Details) $ in Thousands	Jun. 30, 2026 USD ($) shares
Schedule of Future Purchase [Abstract]
USDC, Units (in Shares) | shares	799,300
USDC, Historical Cost	$ 800
USDC, Carrying Value	$ 799